Net Loss per Share of Common Stock (Details) - Schedule of Diluted Net Loss per Share - shares	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	156,057,939
Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		30,664,605
Conversion of convertible preferred stock issued and outstanding [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	84,770,124
Conversion of convertible preferred stock issued and outstanding [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		27,920,467
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	49,797,736
Conversion of convertible preferred stock underlying convertible preferred stock warrants [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		1,849,638
Exercise of common warrants into common stock [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	18,305,411
Exercise of common warrants into common stock [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares
Common stock reserved for employee stock option plan (ESPP) [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	527,182
Common stock reserved for employee stock option plan (ESPP) [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares
Common stock underlying outstanding options [Member] | Successor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares	2,657,486
Common stock underlying outstanding options [Member] | Predecessor [Member]
Schedule of Diluted Net Loss per Share [Line Items]
Total antidilutive shares		894,500